Employee Benefit Plans - Defined Benefit Plan Funded Status of Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 1,209	$ 409
Accrued benefit cost	(200)	(224)
Total benefits	1,009	185
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	0	10
Accrued benefit cost	(91)	(108)
Total benefits	(91)	(98)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(138)	(148)
Total benefits	(138)	(148)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(7)	(6)
Total benefits	$ (7)	$ (6)